Income Taxes - Unrecognized Tax Benefits (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 item
Changes in the balance of unrecognized tax benefits
Balance, beginning of the period	$ 178	$ 2,213	$ 1,935	$ 4,558
Additions based on tax positions related to the current year		13	250	150
Additions for tax positions related to prior years			215	509
Reductions for tax positions related to prior years	$ (100)	(897)
Deductions for tax positions related to prior years			(187)	(1,945)
Deductions for tax positions effectively settled		(1,151)		(1,337)
Balance, end of period		178	2,213	1,935
Interest related to unrecognized tax benefits		0	0	300
Unrecognized tax benefits would favorably impact the effective tax rate if recognized		$ 200	$ 2,200	$ 1,900
Number of state examination finalized | item		2			0